Segment information - Summary of Geographical Information on Net Sales and Non-Current Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of geographical areas [line items]
Net sales	€ 37,761	€ 36,041	[1]	€ 36,126	[1]
Property, plant and equipment owned	10,028	9,365	[2]	9,717	[2]
Goodwill	48,056	44,364	[2]	44,519	[2]
Other intangible assets	21,407	18,341	[2]	16,509	[2]
Reportable geographical zones
Disclosure of geographical areas [line items]
Net sales	37,761	36,041		36,126
Property, plant and equipment owned	10,028	9,365		9,717
Goodwill	48,056	44,364		44,519
Other intangible assets	21,407	18,341		16,509
Europe
Disclosure of geographical areas [line items]
Net sales	9,759	9,151		9,082
Property, plant and equipment owned	5,959	5,895		5,827
Goodwill	0	0		0
Other intangible assets	7,059	6,208		6,890
France
Disclosure of geographical areas [line items]
Net sales	2,256	2,223		2,261
Property, plant and equipment owned	3,253	3,189		3,141
Goodwill	0	0		0
Other intangible assets	0	0		0
North America
Disclosure of geographical areas [line items]
Net sales	15,075	14,060		13,370
Property, plant and equipment owned	2,998	2,542		2,862
Goodwill	0	0		0
Other intangible assets	13,187	10,665		7,813
USA
Disclosure of geographical areas [line items]
Net sales	14,385	13,465		12,756
Property, plant and equipment owned	2,234	1,899		2,264
Goodwill	0	0		0
Other intangible assets	0	0		0
Other countries
Disclosure of geographical areas [line items]
Net sales	12,927	12,830		13,674
Property, plant and equipment owned	1,071	928		1,028
Goodwill	0	0		0
Other intangible assets	€ 1,161	€ 1,468		€ 1,806

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.